Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Details of property, plant and equipment, net as of June 30, 2026, consisted of the following:

in thousands	Useful Lives	June 30, 2026
Land	n/a	$2,889
Buildings, structures and related equipment	20 to 40	2,152
Machinery and equipment	5 to 11	1,580
Vehicles	5 to 7	234
Furniture and fixtures	5 to 11	279
Construction in progress	n/a	148
Tools and office equipment	5 to 11	300
Property, plant, and equipment, gross		7,582
Less: accumulated depreciation		(249)
Property, plant, and equipment, net		$7,333

Schedule of Property, Plant And Equipment, Net Pledged as Collateral

As of June 30, 2026, the details of property, plant and equipment, net pledged as collateral is as follows:

in thousands	Net Carrying Value	Pledged Amount	Creditor
Land, buildings, machinery and equipment	$3,030	$3,974	Industrial Bank of Korea
Land and buildings	1,168	224	Hana Bank